Average Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Local Currency Fund	Mar. 01, 2023
Fidelity Series Emerging Markets Debt Local Currency Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.85%)
Since Inception	(3.96%)
Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.85%)
Since Inception	(4.90%)
Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.65%)
Since Inception	(3.35%)
JP084
Average Annual Return:
Past 1 year	(11.69%)
Since Inception	(5.74%)	[1]

[1]	A From October 30, 2020